SCHEDULE OF PROVISION FOR POST-EMPLOYMENT BENEFITS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Provision for post-employment benefits	$ 68,701	$ 68,701		$ 27,632